VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—28.1%
Aerospace & Defense—0.4%
AeroVironment, Inc. 0.000%, 7/15/30(1)	$3,535	$3,586
Commercial Services—0.6%
Affirm Holdings, Inc. 0.750%, 12/15/29(1)	5,165	5,449
Computers—4.9%
Lumentum Holdings, Inc. 0.500%, 6/15/28(1)(2)	3,770	25,860
Western Digital Corp. 3.000%, 11/15/28	1,840	21,145
		47,005

Electric Utilities—1.1%
FirstEnergy Corp. 144A 3.625%, 1/15/29(3)	9,455	10,330
Electronics—0.5%
OSI Systems, Inc. 144A 0.500%, 2/1/31(3)	4,865	5,197
Entertainment—0.9%
Live Nation Entertainment, Inc. 2.875%, 1/15/30	7,305	8,134
Health Care REITs—2.5%
Welltower OP LLC 144A 3.125%, 7/15/29(3)	14,005	24,236
Internet—1.2%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	3,255	4,699
Trip.com Group Ltd. 0.750%, 6/15/29	3,120	3,355
Uber Technologies, Inc. 0.875%, 12/1/28	2,780	3,399
		11,453

Machinery-Construction & Mining—3.0%
Bloom Energy Corp. 144A 0.000%, 11/15/30(3)	10,240	17,825
BWX Technologies, Inc. 144A 0.000%, 11/1/30(3)	9,850	10,657
		28,482

Oil, Gas & Consumable Fuels—0.3%
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	1,945	2,971
Real Estate—0.5%
Compass, Inc. 144A 0.250%, 4/15/31(3)	5,980	5,250
Semiconductors—8.8%
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29(1)(4)	11,680	20,545
	Par Value	Value

Semiconductors—continued
MKS, Inc. 1.250%, 6/1/30	$10,530	$20,713
Semtech Corp. 144A 0.000%, 10/15/30(1)(3)	13,100	17,488
Synaptics, Inc. 0.750%, 12/1/31	6,460	7,939
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(3)	4,360	5,397
Veeco Instruments, Inc. 2.875%, 6/1/29(1)	6,115	11,151
		83,233

Software—2.5%
Cloudflare, Inc. 0.000%, 8/15/26	9,490	11,025
Datadog, Inc. 0.000%, 12/1/29(1)(4)	4,270	4,294
Nebius Group N.V. 144A 1.250%, 3/15/31(3)	7,990	8,868
		24,187

Telecommunications—0.9%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(3)	8,025	8,153
Total Convertible Bonds and Notes (Identified Cost $192,344)		267,666

Corporate Bonds and Notes—15.1%
Commercial Services—0.9%
EquipmentShare.com, Inc. 144A 8.000%, 3/15/33(1)(2)(3)	8,570	8,987
Computers—0.7%
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(3)	6,290	6,589
Diversified REITs—1.2%
Iron Mountain, Inc. 144A 7.000%, 2/15/29(2)(3)	10,955	11,195
Electric Utilities—0.9%
Talen Energy Supply LLC 144A 6.500%, 2/1/36(2)(3)	8,385	8,417
Electronic Equipment, Instruments & Components—1.0%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(2)(3)	9,910	9,935
Entertainment—0.5%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)(3)	5,000	4,481
Food & Beverage—1.0%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(2)(3)	9,600	9,731
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Healthcare-Services—0.8%
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)(2)(3)	$7,925	$8,010
Internet—0.7%
Gen Digital, Inc. 144A 7.125%, 9/30/30(2)(3)	6,360	6,450
Machinery-Diversified—0.5%
Chart Industries, Inc. 144A 9.500%, 1/1/31(2)(3)	4,175	4,388
Miscellaneous Manufacturing—1.1%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(2)(3)	10,585	10,862
Retail—0.8%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(2)(3)	7,195	7,424
Software—1.9%
CoreWeave, Inc. 144A 9.250%, 6/1/30(1)(2)(3)	13,990	14,167
UKG, Inc. 144A 6.875%, 2/1/31(2)(3)	3,780	3,679
		17,846

Telecommunications—2.0%
Level 3 Financing, Inc. 144A 8.500%, 1/15/36(3)	9,285	9,944
WULF Compute LLC 144A 7.750%, 10/15/30(2)(3)	8,230	8,650
		18,594

Transportation—1.1%
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)(3)	9,925	10,274
Total Corporate Bonds and Notes (Identified Cost $143,440)		143,183

	Shares
Convertible Preferred Stocks—8.7%
Aerospace & Defense—1.6%
Boeing Co. (The), 6.000%(1)	218,980	15,810
Banks—0.9%
Wells Fargo & Co. Series L, 7.500%	7,065	8,413
Electric Utilities—1.2%
NextEra Energy, Inc., 7.375%	214,380	11,259
Semiconductors & Semiconductor Equipment—2.1%
Microchip Technology, Inc., 7.500%	256,480	20,177
Software—1.7%
Oracle Corp. Series D, 6.500%	328,200	15,974
	Shares	Value
Technology Hardware, Storage & Peripherals—1.2%
Hewlett Packard Enterprise Co., 7.625%	148,845	$11,405
Total Convertible Preferred Stocks (Identified Cost $71,854)		83,038

Common Stocks—58.1%
Aerospace & Defense—1.2%
Howmet Aerospace, Inc.(2)	45,845	11,142
Air Freight & Logistics—0.8%
FedEx Corp.	20,175	8,137
Banks—4.3%
Bank of America Corp.	52,245	2,793
Citigroup, Inc.(2)	154,717	19,801
Citizens Financial Group, Inc.	78,045	5,077
JPMorgan Chase & Co.(2)	42,500	13,312
		40,983

Capital Markets—1.1%
Morgan Stanley	54,400	10,368
Commercial Services & Supplies—0.3%
Waste Management, Inc.(2)	12,585	2,927
Communications Equipment—2.4%
Arista Networks, Inc.(5)	48,245	8,332
Ciena Corp.(2)(5)	27,920	14,730
		23,062

Consumer Staples Distribution & Retail—1.7%
Costco Wholesale Corp.	2,795	2,836
Walmart, Inc.(2)	102,195	13,482
		16,318

Electrical Equipment—3.7%
GE Vernova, Inc.(2)	22,110	23,955
Vertiv Holdings Co. Class A(2)	33,635	11,049
		35,004

Electronic Equipment, Instruments & Components—8.7%
Amphenol Corp. Class A(2)	139,510	20,546
Celestica, Inc.(5)	45,415	18,601
Coherent Corp.(2)(5)	49,651	15,874
Flex Ltd.(5)	299,045	27,378
		82,399

Energy Equipment & Services—1.0%
SLB Ltd.(1)	163,060	9,275
Entertainment—0.2%
Netflix, Inc.(5)	17,645	1,652
Healthcare Providers & Services—2.6%
McKesson Corp.	10,800	8,804
Quest Diagnostics, Inc.	36,520	7,092
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—continued
UnitedHealth Group, Inc.	24,230	$8,977
		24,873

Hotels, Restaurants & Leisure—2.3%
Hilton Worldwide Holdings, Inc.(2)	52,265	16,937
Marriott International, Inc. Class A	13,475	4,874
		21,811

Insurance—0.4%
Chubb Ltd.	12,480	4,081
Interactive Media & Services—1.8%
Alphabet, Inc. Class A(2)	41,750	16,066
Meta Platforms, Inc. Class A	1,855	1,135
		17,201

IT Services—0.2%
Snowflake, Inc. Class A(5)	16,625	2,269
Machinery—3.8%
Caterpillar, Inc.(2)	22,150	19,716
Deere & Co.	5,260	3,103
Parker-Hannifin Corp.	14,580	13,259
		36,078

Pharmaceuticals—3.1%
AstraZeneca plc(1)	21,237	3,979
Eli Lilly & Co.(2)	17,175	16,052
Johnson & Johnson	13,835	3,180
Roche Holding AG Sponsored ADR(1)	115,965	5,900
		29,111

Semiconductors & Semiconductor Equipment—17.4%
Applied Materials, Inc.(2)	37,625	14,843
ASML Holding N.V. Registered Shares	4,940	7,109
Broadcom, Inc.(2)	51,250	21,393
Lam Research Corp.	57,960	14,946
Micron Technology, Inc.	20,470	10,586
Monolithic Power Systems, Inc.	5,170	8,346
NVIDIA Corp.	242,950	48,486
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	69,425	27,496
Texas Instruments, Inc.	42,640	11,985
		165,190

Software—1.1%
Crowdstrike Holdings, Inc. Class A(5)	5,960	2,657
Microsoft Corp.(2)	2,780	1,133
	Shares	Value

Software—continued
Palantir Technologies, Inc. Class A(5)	48,040	$6,683
		10,473

Total Common Stocks (Identified Cost $377,435)		552,354

Total Long-Term Investments—110.0% (Identified Cost $785,073)		1,046,241

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.543%)(6)	12,399,066	12,399
Total Short-Term Investment (Identified Cost $12,399)		12,399

Securities Lending Collateral—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.535%)(6)(7)	12,235,349	12,235
Total Securities Lending Collateral (Identified Cost $12,235)		12,235

TOTAL INVESTMENTS—112.6% (Identified Cost $809,707)		$1,070,875
Other assets and liabilities, net—(12.6)%		(119,878)
NET ASSETS—100.0%		$950,997

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
OP	Operating Partnership
plc	Public Limited Company

Footnote Legend:
(1)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $183,509.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to a value of $256,584 or 27.0% of net assets.

(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)

Country Weightings†
United States	88%
Singapore	3
Taiwan	3
Canada	2
Netherlands	1
Switzerland	1
Curaçao	1
Other	1
Total	100%
† % of total investments as of April 30, 2026.
The following table summarizes the value of the Fund’s investments as of April 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$267,666	$—	$267,666
Corporate Bonds and Notes	143,183	—	143,183
Equity Securities:
Convertible Preferred Stocks	83,038	83,038	—
Common Stocks	552,354	552,354	—
Money Market Mutual Fund	12,399	12,399	—
Securities Lending Collateral	12,235	12,235	—
Total Investments	$1,070,875	$660,026	$410,849
There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2026.
There were no transfers into or out of Level 3 related to securities held at April 30, 2026.
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.